SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERATIONS (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenue - Cryptocurrency mining	[1]	$ 18,078,547	$ 14,078,009
Cost - Cryptocurrency mining		13,937,855	10,203,109
(Loss) from discontinued operations before income taxes			(18,727)
Income tax expense		(5,347)	(34,513)
NET INCOME (LOSS)		588,744	(1,809,030)
Discontinued Operations [Member]
Administrative expenses			(279,995)
Operating gain from discontinued operations			3,069
Other (loss), net			(21,805)
Interest income			9
(Loss) from discontinued operations before income taxes			(18,727)
Income tax expense
NET INCOME (LOSS)			(18,727)
Net cash provided by operating activities			109,202
Net cash provided by investing activities			237,635
Discontinued Operations [Member] | Cryptocurrency Mining [Member]
Revenue - Cryptocurrency mining
Cost - Cryptocurrency mining			$ 276,926

[1]	Revenues by operating segments exclude intercompany transactions.